RELATED PARTY TRANSACTIONS - Long-term loan from parent company (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€) item
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	$ 4,077.0	$ 4,039.0
Interest cost on interest bearing debt	158.9	90.5	$ 98.3
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	4,077.5	4,041.1
Prepayments of interest expenses	0.0	40.3
Interest cost on interest bearing debt	$ 226.4	138.5	142.9
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)	4.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)	4.25%
Applicable margin aggregated to arrive at the interest rate percentage, three (as a percent)	4.50%
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	$ 2,641.0	2,654.5
Interest cost on interest bearing debt	$ 205.0	124.7	128.9
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan | EURIBOR
Disclosure of transactions between related parties [line items]
Adjustment to interest rate basis (as a percent)	0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan | LIBOR
Disclosure of transactions between related parties [line items]
Adjustment to interest rate basis (as a percent)	0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Facility A Loan
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	$ 1,436.5	1,386.6
Interest cost on interest bearing debt	$ 21.4	$ 13.8	13.8
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)	2.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)	1.75%
Loan amount | €				€ 1.3
Number of financial covenants | item				2
Leverage covenant, maximum total Net Debt to Adjusted EBITDA ratio				4.75
Interest coverage covenant, minimum Adjusted EBITDA to Net Finance Charges ratio				4.00
Parent company (Amer Sports Holding (Cayman) Limited) | Capital Loan
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt			$ 0.2
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)	4.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)	4.25%
Applicable margin aggregated to arrive at the interest rate percentage, three (as a percent)	4.50%
Parent company (Amer Sports Holding (Cayman) Limited) | Capital Loan | EURIBOR
Disclosure of transactions between related parties [line items]
Adjustment to interest rate basis (as a percent)	0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Capital Loan | LIBOR
Disclosure of transactions between related parties [line items]
Adjustment to interest rate basis (as a percent)	0.25%